Derivative financial liability – current	12 Months Ended
Dec. 31, 2025
Derivative Financial Liability Current
Derivative financial liability – current

19	Derivative financial liability – current

	2025 £’000	2024 £’000	2023 £’000
Equity settled derivative financial liability
At 1 January	383	4,160	85
Warrants issued	5,024	3,059	4,562
Transfer to share premium on exercise of warrants	(196)	(3,618)	–
Gain recognised in finance (income)/expense within the consolidated statement of comprehensive income	(2,296)	(3,218)	(487)
At 31 December	2,915	383	4,160

Equity settled derivative financial liability is a liability that is not to be settled for cash.

The Company issues warrants in the ADSs of the Company as part of registered direct offerings and private placements in the US. The number of ADSs to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the Company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Black-Scholes model in 2024 and 2023. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. A key input in the valuation of the instrument is the Company share price.

Details of the warrants are as follows:

December 2025 warrants

In December 2025 the Company issued 6,097,562 Series L ADS warrants as part of the Registered Offering in the US.

July 2024 warrants

In July 2024 the Company issued 21,315 Series J ADS Warrants and 21,315 Series K warrants as part of the Registered Direct Offering and Concurrent Private Placement in the US. The Series K warrants expired on 22 July 2025.

May 2024 warrants

In May 2024 the Company issued 9,434 Series G ADS Warrants and 14,780 Series H warrants as part of the Warrant Inducement in the US. The Series H warrants expired on 22 May 2025.

December 2023 warrants

In December 2023 the Company issued 11,998 Series E ADS Warrants and 11,998 Series F ADS Warrants as part of the Registered Offering in the US. The Series F warrants expired on 23 December 2024.

May 2023 warrants

In June 2023 the Company issued 1,098 Series D ADS Warrants as part of a registered direct offering and private placement in the US after securing shareholder approval.

May 2020 warrants

In May 2020 the Company issued 2 ADS warrants as part of a registered direct offering in the US. The warrants expired on 20 November 2025.

October 2019 warrants

In October 2019 the Company issued 1 ADS warrants as part of a registered direct offering in the US. The warrants expired on 23 June 2025.

*	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 24 March 2023 and the ratio change of ADS’s to ordinary shares on 5 July 2023, 4 October 2024 and 31 July 2025.

DARA warrants and share options

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those detailed above. The financial liability is valued using the Black-Scholes option pricing model. All warrants and options have lapsed as at 31 December 2025.

The following table details the outstanding warrants over ADSs and ordinary shares as at 31 December and also the movement in the year:

	At 31 December 2022	Lapsed	Granted	At 31 December 2023	Lapsed	Granted	Exercised	At 31 December 2024	Lapsed	Granted	Exercised	At 31 December 2025
ADSs
December 2025 grant	–	–	–	–	–	–	–	–	–	6,097,562	–	6,097,562
July 2024 grant	–	–	–	–	–	42,630	–	42,630	(8,594)	–	(17,018)	17,018
May 2024 grant	–	–	–	–	–	24,214	–	24,214	(6,695)	–	(8,085)	9,434
December 2023 grant	–	–	23,996	23,996	(1,602)		(17,129)	5,265	(4,753)	–	–	512
May 2023 grant	–	–	1,098	1,098	–	–	–	1,098		–	–	1,098
May 2020 grant	2	–	–	2	–	–	–	2	(2)	–	–	–
October 2019 grant	1	–	–	1	–	–	–	1	(1)	–	–	–
Ordinary shares										–	–	–
Dara warrants	–	–	–	–	–	–	–	–		–	–	–
Dara options	138	(10)	–	128	(29)	–	–	99	(99)	–	–	–

*	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 24 March 2023 and the ratio change of ADS’s to ordinary shares on 5 July 2023, 4 October 2024 and 31 July 2025.